Loss per share	12 Months Ended
Dec. 31, 2021
Earnings per share [abstract]
Loss per share
20.
Loss per share
(a)
Basic loss per share

Basic loss per share for the years ended December 31, 2020 and 2021 are calculated by dividing the loss attributable to the Company’s equity holders by the weighted average number of ordinary shares in issue during the year.

In reflection of the Share Subdivision mentioned in Note 14, the weighted average number of ordinary shares for the purpose of basic and diluted earnings per share for the years ended December 31, 2020 and 2021 has been retrospectively adjusted.

	Year ended December 31,
	2020	2021
	(as restated)	(as restated)
Net loss attributable to equity holders of the Company (RMB’000)	77,897	260,462
Weighted average number of ordinary shares in issue	1,470	141,973
Basic loss per share (RMB per share)	52,991	1,835

(b)
Diluted loss per share

Diluted loss per share is calculated by adjusting the weighted average number of ordinary shares outstanding to assume conversion of all dilutive potential ordinary shares. As of December 31, 2021, there are no diluted shares or potential diluted shares.